SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20.SUBSEQUENT EVENTS

On February 6, 2015, the Group acquired 30% equity interest of Shantou Demon Network Technology Co., Ltd. (“Demon”), with $2,100 cash consideration. Demon owns an online website specialized in cross-border packages tracking. The Group has significant influence but does not have control over Demon. Accordingly the Group recorded it as an equity method investment.